Discontinued operations, assets held for sale and liabilities associated with assets held for sale - Sale of the Caruso Brand (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Discontinued operations, assets held for sale and liabilities associated with assets held for sale
Revenue	€ 240,498	€ 291,864	[1]	€ 386,976	[1]
Cost of sales	(100,620)	(119,368)	[1]	(146,576)	[1]
Gross profit	139,878	172,496	[1]	240,400	[1]
Marketing and selling expenses	(170,591)	(206,942)	[1]	(224,850)	[1]
General and administrative expenses	(107,311)	(109,007)	[1]	(129,182)	[1]
Other operating income and expenses	(10,631)	7,896	[1]	(4,549)	[1]
Loss from operations before non-underlying items	(215,385)	(166,765)	[1]	(118,181)	[1]
Non-underlying items	(16,263)	10,243	[1]	(3,781)	[1]
Loss from operations	(231,648)	(156,522)	[1]	(121,962)	[1]
Finance cost - net	(35,490)	(29,398)	[1]	(20,014)	[1]
Loss before income tax	(267,138)	(185,920)	[1]	(141,976)	[1]
Loss from discontinued operations	(11,982)	(289)	[1]	(954)	[1]
Caruso Brand
Discontinued operations, assets held for sale and liabilities associated with assets held for sale
Revenue	34,383	36,746		39,202
Cost of sales	(24,583)	(26,479)		(28,660)
Gross profit	9,800	10,267		10,542
Marketing and selling expenses	(2,032)	(1,861)		(1,900)
General and administrative expenses	(8,474)	(8,361)		(9,033)
Other operating income and expenses		81		15
Loss from operations before non-underlying items	(706)	126		(376)
Non-underlying items	(10,604)			(77)
Loss from operations	(11,310)	126		(453)
Finance cost - net	(369)	(423)		(417)
Loss before income tax	(11,679)	(297)		(870)
Income tax (expenses) / benefits	(303)	8		(84)
Loss from discontinued operations	(11,982)	(289)		(954)
Net cash generated from / (used in) operating activities	890	3,012		(372)
Net cash used in investing activities	(311)	(349)		(652)
Net cash (used in) / generated from financing activities	(278)	(3,118)		1,705
Cash flows generated from / (used in) discontinued operations	€ 301	€ (455)		€ 681

[1]	In accordance with IFRS 5, the consolidated statements of profit or loss for 2024 and 2023 have been restated, with the Caruso Brand presented as a discontinued operation (see Note 12).